Distribution Date:	08/16/24	WFRBS Commercial Mortgage Trust 2014-C25
Determination Date:	08/12/24
Next Distribution Date:	09/17/24
Record Date:	07/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	8		Brian Hanson		bhanson@cwcapital.com
Bond / Collateral Reconciliation - Balances	9		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-16		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	17-18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	24		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939LAA4	1.518000%	31,829,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939LAB2	2.932000%	42,716,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939LAC0	3.429000%	35,436,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939LAD8	3.365000%	210,000,000.00	86,414,762.79	86,414,762.79	242,321.40	0.00	0.00	86,657,084.19	0.00	0.00%	30.00%
A-5	92939LAE6	3.631000%	235,930,000.00	235,930,000.00	44,960,991.73	713,884.86	0.00	0.00	45,674,876.59	190,969,008.27	57.86%	30.00%
A-SB	92939LAF3	3.369000%	57,125,000.00	1,075,151.57	1,074,402.18	3,018.49	0.00	0.00	1,077,420.67	749.39	57.86%	30.00%
A-S	92939LAG1	3.984000%	73,345,000.00	73,345,000.00	0.00	243,505.40	0.00	0.00	243,505.40	73,345,000.00	41.67%	21.63%
B	92939LAH9	4.236000%	38,315,000.00	38,315,000.00	0.00	135,251.95	0.00	0.00	135,251.95	38,315,000.00	33.21%	17.25%
C	92939LAJ5	4.541079%	29,557,000.00	29,557,000.00	0.00	111,850.55	0.00	0.00	111,850.55	29,557,000.00	26.69%	13.88%
D	92939LAU0	3.803000%	61,304,000.00	61,304,000.00	0.00	194,282.59	0.00	0.00	194,282.59	61,304,000.00	13.16%	6.88%
E	92939LAW6	3.320000%	10,947,000.00	10,947,000.00	0.00	30,286.70	0.00	0.00	30,286.70	10,947,000.00	10.75%	5.63%
F	92939LAY2	3.320000%	20,799,000.00	20,799,000.00	0.00	57,543.90	0.00	0.00	57,543.90	20,799,000.00	6.16%	3.25%
G	92939LBA3	3.320000%	28,463,284.00	27,895,643.92	0.00	77,177.95	0.00	0.00	77,177.95	27,895,643.92	0.00%	0.00%
V	92939LBC9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92939LBE5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			875,766,286.00	585,582,558.28	132,450,156.70	1,809,123.79	0.00	0.00	134,259,280.49	453,132,401.58

X-A	92939LAL0	0.951468%	686,381,000.00	396,764,914.36	0.00	314,590.99	0.00	0.00	314,590.99	264,314,757.66
X-B	92939LAM8	0.488765%	129,176,000.00	129,176,000.00	0.00	52,613.92	0.00	0.00	52,613.92	129,176,000.00
X-C	92939LAN6	1.269079%	10,947,000.00	10,947,000.00	0.00	11,577.17	0.00	0.00	11,577.17	10,947,000.00
X-D	92939LAQ9	1.269079%	20,799,000.00	20,799,000.00	0.00	21,996.30	0.00	0.00	21,996.30	20,799,000.00
X-E	92939LAS5	1.269079%	28,463,284.00	27,895,643.92	0.00	29,501.47	0.00	0.00	29,501.47	27,895,643.92
Notional SubTotal			875,766,284.00	585,582,558.28	0.00	430,279.85	0.00	0.00	430,279.85	453,132,401.58

Deal Distribution Total					132,450,156.70	2,239,403.64	0.00	0.00	134,689,560.34

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939LAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939LAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939LAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939LAD8	411.49887043	411.49887043	1.15391143	0.00000000	0.00000000	0.00000000	0.00000000	412.65278186	0.00000000
A-5	92939LAE6	1,000.00000000	190.56920159	3.02583334	0.00000000	0.00000000	0.00000000	0.00000000	193.59503493	809.43079841
A-SB	92939LAF3	18.82103405	18.80791562	0.05284009	0.00000000	0.00000000	0.00000000	0.00000000	18.86075571	0.01311842
A-S	92939LAG1	1,000.00000000	0.00000000	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	3.32000000	1,000.00000000
B	92939LAH9	1,000.00000000	0.00000000	3.53000000	0.00000000	0.00000000	0.00000000	0.00000000	3.53000000	1,000.00000000
C	92939LAJ5	1,000.00000000	0.00000000	3.78423216	0.00000000	0.00000000	0.00000000	0.00000000	3.78423216	1,000.00000000
D	92939LAU0	1,000.00000000	0.00000000	3.16916661	0.00000000	0.00000000	0.00000000	0.00000000	3.16916661	1,000.00000000
E	92939LAW6	1,000.00000000	0.00000000	2.76666667	0.00000000	0.00000000	0.00000000	0.00000000	2.76666667	1,000.00000000
F	92939LAY2	1,000.00000000	0.00000000	2.76666667	0.00000000	0.00000000	0.00000000	0.00000000	2.76666667	1,000.00000000
G	92939LBA3	980.05711217	0.00000000	2.71149141	0.00000000	7.84029840	0.00000000	0.00000000	2.71149141	980.05711217
V	92939LBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92939LBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939LAL0	578.05346354	0.00000000	0.45833289	0.00000000	0.00000000	0.00000000	0.00000000	0.45833289	385.08460703
X-B	92939LAM8	1,000.00000000	0.00000000	0.40730414	0.00000000	0.00000000	0.00000000	0.00000000	0.40730414	1,000.00000000
X-C	92939LAN6	1,000.00000000	0.00000000	1.05756554	0.00000000	0.00000000	0.00000000	0.00000000	1.05756554	1,000.00000000
X-D	92939LAQ9	1,000.00000000	0.00000000	1.05756527	0.00000000	0.00000000	0.00000000	0.00000000	1.05756527	1,000.00000000
X-E	92939LAS5	980.05711217	0.00000000	1.03647457	0.00000000	0.00000000	0.00000000	0.00000000	1.03647457	980.05711217

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/24 - 07/30/24	30	0.00	242,321.40	0.00	242,321.40	0.00	0.00	0.00	242,321.40	0.00
A-5	07/01/24 - 07/30/24	30	0.00	713,884.86	0.00	713,884.86	0.00	0.00	0.00	713,884.86	0.00
A-SB	07/01/24 - 07/30/24	30	0.00	3,018.49	0.00	3,018.49	0.00	0.00	0.00	3,018.49	0.00
X-A	07/01/24 - 07/30/24	30	0.00	314,590.99	0.00	314,590.99	0.00	0.00	0.00	314,590.99	0.00
X-B	07/01/24 - 07/30/24	30	0.00	52,613.92	0.00	52,613.92	0.00	0.00	0.00	52,613.92	0.00
X-C	07/01/24 - 07/30/24	30	0.00	11,577.17	0.00	11,577.17	0.00	0.00	0.00	11,577.17	0.00
X-D	07/01/24 - 07/30/24	30	0.00	21,996.30	0.00	21,996.30	0.00	0.00	0.00	21,996.30	0.00
X-E	07/01/24 - 07/30/24	30	0.00	29,501.47	0.00	29,501.47	0.00	0.00	0.00	29,501.47	0.00
A-S	07/01/24 - 07/30/24	30	0.00	243,505.40	0.00	243,505.40	0.00	0.00	0.00	243,505.40	0.00
B	07/01/24 - 07/30/24	30	0.00	135,251.95	0.00	135,251.95	0.00	0.00	0.00	135,251.95	0.00
C	07/01/24 - 07/30/24	30	0.00	111,850.55	0.00	111,850.55	0.00	0.00	0.00	111,850.55	0.00
D	07/01/24 - 07/30/24	30	0.00	194,282.59	0.00	194,282.59	0.00	0.00	0.00	194,282.59	0.00
E	07/01/24 - 07/30/24	30	0.00	30,286.70	0.00	30,286.70	0.00	0.00	0.00	30,286.70	0.00
F	07/01/24 - 07/30/24	30	0.00	57,543.90	0.00	57,543.90	0.00	0.00	0.00	57,543.90	0.00
G	07/01/24 - 07/30/24	30	223,160.64	77,177.95	0.00	77,177.95	0.00	0.00	0.00	77,177.95	223,160.64
Totals			223,160.64	2,239,403.64	0.00	2,239,403.64	0.00	0.00	0.00	2,239,403.64	223,160.64

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939LAG1	3.984000%	73,345,000.00	73,345,000.00	0.00	243,505.40	0.00	0.00	243,505.40	73,345,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939LAH9	4.236000%	38,315,000.00	38,315,000.00	0.00	135,251.95	0.00	0.00	135,251.95	38,315,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939LAJ5	4.541079%	29,557,000.00	29,557,000.00	0.00	111,850.55	0.00	0.00	111,850.55	29,557,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,217,000.03	141,217,000.00	0.00	490,607.90	0.00	0.00	490,607.90	141,217,000.00

Exchangeable Certificate Details
PEX	92939LAK2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	134,689,560.34
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,259,447.01	Master Servicing Fee	15,807.64
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,412.11
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	252.13
ARD Interest	0.00	Trust Advisor Fee	1,361.48
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,259,447.01	Total Fees	20,043.35

Principal		Expenses/Reimbursements
Scheduled Principal	118,924,128.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	13,526,028.38	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	132,450,156.70	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,239,403.64
Excess Liquidation Proceeds	0.00	Principal Distribution	132,450,156.70
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	134,689,560.34
Total Funds Collected	134,709,603.71	Total Funds Distributed	134,709,603.69

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	585,582,558.28	585,582,558.28	Beginning Certificate Balance	585,582,558.28
(-) Scheduled Principal Collections	118,924,128.32	118,924,128.32	(-) Principal Distributions	132,450,156.70
(-) Unscheduled Principal Collections	13,526,028.38	13,526,028.38	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	453,132,401.58	453,132,401.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	585,624,471.02	585,624,471.02	Ending Certificate Balance	453,132,401.58
Ending Actual Collateral Balance	453,184,180.41	453,184,180.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.59%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	90,399,147.62	19.95%	3	4.6824	NAP	Defeased	13	90,399,147.62	19.95%	3	4.6824	NAP
2,000,000 or less	2	3,389,469.47	0.75%	3	4.5883	1.613798	1.30 or less	5	37,504,729.66	8.28%	3	4.4337	0.400462
2,000,001 to 3,000,000	2	5,335,846.92	1.18%	4	4.6249	1.948454	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	3	10,503,327.52	2.32%	3	4.4503	2.926301	1.41 to 1.50	4	57,391,037.17	12.67%	3	4.4274	1.472787
4,000,001 to 5,000,000	3	13,257,472.34	2.93%	3	4.3320	2.107721	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	2	10,966,852.56	2.42%	3	4.5549	1.955076	1.61 to 1.70	1	8,514,871.90	1.88%	3	4.5500	1.665900
6,000,001 to 7,000,000	1	6,644,365.58	1.47%	3	4.3600	1.426700	1.71 to 1.80	2	92,992,335.46	20.52%	3	4.2981	1.781783
7,000,001 to 8,000,000	1	7,398,279.71	1.63%	3	4.4500	1.046500	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	2	17,264,871.90	3.81%	3	4.6007	0.533434	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	9,187,657.37	2.03%	3	4.5304	2.184331
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	3	54,303,979.43	11.98%	2	4.5856	2.446392
15,000,001 to 20,000,000	3	48,209,802.24	10.64%	3	4.4671	2.085516	2.51 to 3.50	6	99,378,304.25	21.93%	3	4.3226	2.820710
20,000,001 to 30,000,000	2	48,075,553.38	10.61%	3	4.4316	1.478022	3.51 or greater	1	3,460,338.72	0.76%	3	4.1500	4.011600
30,000,001 to 50,000,000	1	36,474,272.07	8.05%	2	4.5000	2.469800	Totals	37	453,132,401.58	100.00%	3	4.4505	1.902505
50,000,001 to 70,000,000	1	67,600,000.00	14.92%	3	4.2900	2.753600
70,000,001 or greater	1	87,613,140.27	19.33%	3	4.2820	1.783900
Totals	37	453,132,401.58	100.00%	3	4.4505	1.902505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	90,399,147.62	19.95%	3	4.6824	NAP
							Defeased	13	90,399,147.62	19.95%	3	4.6824	NAP
Alabama	1	3,442,988.97	0.76%	3	4.7000	2.563900
							Lodging	6	73,533,114.52	16.23%	3	4.5367	2.547106
Arizona	1	6,644,365.25	1.47%	3	4.3600	1.426700
							Mixed Use	1	5,587,657.51	1.23%	3	4.5500	2.155100
California	1	5,587,657.51	1.23%	3	4.5500	2.155100
							Mobile Home Park	1	4,048,553.59	0.89%	3	4.3300	2.668200
Colorado	1	87,613,140.27	19.33%	3	4.2820	1.783900
							Multi-Family	6	55,333,912.41	12.21%	3	4.2604	1.387028
Connecticut	1	8,750,000.00	1.93%	3	4.6500	(0.568600)
							Office	5	94,173,962.17	20.78%	3	4.3821	2.199445
Georgia	2	12,114,871.90	2.67%	3	4.5351	1.833436
							Other	1	7,764,894.41	1.71%	3	4.6000	1.456600
Idaho	3	15,164,978.59	3.35%	2	4.7660	2.397400
							Retail	9	122,291,159.69	26.99%	3	4.3559	1.808849
Illinois	1	2,664,728.71	0.59%	3	4.7300	2.404800
							Totals	42	453,132,401.58	100.00%	3	4.4505	1.902505
Indiana	1	4,288,385.73	0.95%	3	4.6000	0.938700

Louisiana	1	22,486,696.80	4.96%	4	4.2400	1.502400

Michigan	3	10,141,622.91	2.24%	3	4.2160	3.115403

Missouri	1	67,600,000.00	14.92%	3	4.2900	2.753600

North Carolina	4	25,588,856.58	5.65%	3	4.6000	1.456600

Ohio	1	4,048,553.59	0.89%	3	4.3300	2.668200

South Carolina	1	5,379,195.19	1.19%	3	4.5600	1.747300

Texas	1	2,671,118.21	0.59%	4	4.5200	1.493200

Virginia	2	33,044,823.59	7.29%	4	4.3299	1.942386

Washington	3	45,501,270.49	10.04%	2	4.4919	2.169122

Totals	42	453,132,401.58	100.00%	3	4.4505	1.902505

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	90,399,147.62	19.95%	3	4.6824	NAP	Defeased	13	90,399,147.62	19.95%	3	4.6824	NAP
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	46,306,913.56	10.22%	3	4.2217	1.471400	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	232,612,807.77	51.33%	3	4.3407	2.262444	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	10	68,648,553.98	15.15%	3	4.6017	1.395100	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	1	15,164,978.65	3.35%	2	4.7660	2.397400	49 months or greater	24	362,733,253.96	80.05%	3	4.3927	2.002953
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000	Totals	37	453,132,401.58	100.00%	3	4.4505	1.902505
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	453,132,401.58	100.00%	3	4.4505	1.902505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	90,399,147.62	19.95%	3	4.6824	NAP	Defeased	13	90,399,147.62	19.95%	3	4.6824	NAP
	60 months or less	24	362,733,253.96	80.05%	3	4.3927	2.002953	Interest Only	3	79,950,000.00	17.64%	3	4.3389	2.366417
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	11,564,898.16	2.55%	3	4.2494	1.953731
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	19	271,218,355.80	59.85%	3	4.4147	1.897910
	Totals	37	453,132,401.58	100.00%	3	4.4505	1.902505	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	37	453,132,401.58	100.00%	3	4.4505	1.902505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	90,399,147.62	19.95%	3	4.6824	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	24	362,733,253.96	80.05%	3	4.3927	2.002953
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	453,132,401.58	100.00%	3	4.4505	1.902505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	440000439	RT	Lakewood	CO	Actual/360	4.282%	323,681.32	170,133.75	0.00	N/A	11/01/24	--	87,783,274.02	87,613,140.27	08/01/24
3	780925680	OF	Kansas City	MO	Actual/360	4.290%	249,725.67	0.00	0.00	N/A	11/11/24	--	67,600,000.00	67,600,000.00	08/11/24
4	790922399	LO	Seattle	WA	Actual/360	4.500%	141,613.68	71,194.15	0.00	N/A	10/11/24	--	36,545,466.22	36,474,272.07	08/11/24
5	800926304	98	Palo Alto	CA	Actual/360	4.470%	138,220.89	35,909,301.99	0.00	N/A	08/11/24	--	35,909,301.99	0.00	08/11/24
6	300571192	MF	Warrensville Heights	OH	Actual/360	4.580%	120,228.57	30,484,775.66	0.00	N/A	08/06/24	--	30,484,775.66	0.00	08/06/24
7	301741012	MF	San Antonio	TX	Actual/360	4.850%	118,955.29	63,098.39	0.00	N/A	11/06/24	--	28,482,809.34	28,419,710.95	08/06/24
8	820926191	Various Winston-Salem		NC	Actual/360	4.600%	101,546.95	47,119.92	0.00	N/A	11/11/24	--	25,635,976.50	25,588,856.58	08/11/24
9	440000442	MF	Covington	LA	Actual/360	4.240%	82,240.69	38,141.20	0.00	N/A	12/01/24	--	22,524,838.00	22,486,696.80	08/01/24
10	300571196	MF	Warrensville Heights	OH	Actual/360	4.580%	82,243.31	20,853,353.98	0.00	N/A	08/06/24	--	20,853,353.98	0.00	08/06/24
11	416000168	LO	Virginia Beach	VA	Actual/360	4.400%	66,831.45	33,320.73	0.00	N/A	12/01/24	--	17,638,798.86	17,605,478.13	08/01/24
12	440000443	SS	Keller	TX	Actual/360	4.526%	63,360.24	37,523.68	0.00	N/A	12/01/24	--	16,257,098.63	16,219,574.95	08/01/24
13	301741011	LO	Twin Falls	ID	Actual/360	4.766%	62,378.70	34,304.55	0.00	N/A	10/06/24	--	15,199,283.20	15,164,978.65	08/06/24
14	310925516	MF	Harrisonburg	VA	Actual/360	4.250%	56,599.94	26,291.93	0.00	N/A	11/11/24	--	15,465,637.39	15,439,345.46	08/11/24
16	300571187	MH	Various	GA	Actual/360	4.700%	54,867.13	13,556,736.49	0.00	N/A	11/06/24	--	13,556,736.49	0.00	08/06/24
18	416000166	MF	Saline	MI	Actual/360	4.740%	47,592.48	20,794.64	0.00	N/A	09/01/24	--	11,660,060.48	11,639,265.84	08/01/24
19	300571193	SS	Various	NY	Actual/360	4.630%	40,853.92	10,246,925.00	0.00	N/A	08/06/24	--	10,246,925.00	0.00	08/06/24
25	302980025	RT	Villa Rica	GA	Actual/360	4.550%	33,415.53	13,728.07	0.00	N/A	11/01/24	--	8,528,599.97	8,514,871.90	08/01/24
26	302980026	MF	Seattle	WA	Actual/360	4.450%	28,416.56	17,421.85	0.00	N/A	11/05/24	--	7,415,701.56	7,398,279.71	08/05/24
27	870925552	RT	Phoenix	AZ	Actual/360	4.360%	25,037.04	24,275.40	0.00	N/A	11/11/24	--	6,668,640.98	6,644,365.58	08/11/24
28	301741016	OF	Westport	CT	Actual/360	4.650%	35,036.46	0.00	0.00	N/A	11/06/24	--	8,750,000.00	8,750,000.00	08/06/24
30	310924383	MF	Grand Blanc	MI	Actual/360	4.100%	17,483.14	31,417.87	0.00	N/A	10/11/24	--	4,951,950.45	4,920,532.58	08/11/24
31	300571188	RT	Kansas City	MO	Actual/360	4.680%	25,561.91	6,342,905.58	0.00	N/A	11/06/24	08/06/24	6,342,905.58	0.00	08/06/24
32	310925942	MU	Petaluma	CA	Actual/360	4.550%	21,943.56	12,968.19	0.00	N/A	11/11/24	--	5,600,625.56	5,587,657.37	08/11/24
33	310925982	RT	Anderson	SC	Actual/360	4.560%	21,164.43	10,726.61	0.00	N/A	11/01/24	--	5,389,921.80	5,379,195.19	08/01/24
34	301741015	MF	Pasadena	TX	Actual/360	4.550%	19,922.79	9,538.14	0.00	N/A	10/06/24	--	5,084,866.15	5,075,328.01	08/06/24
35	301741019	MF	Akron	OH	Actual/360	4.512%	18,854.39	9,052.53	0.00	N/A	11/06/24	--	4,852,709.60	4,843,657.07	08/06/24
36	301741014	MF	Pasadena	TX	Actual/360	4.550%	18,749.24	8,976.29	0.00	N/A	10/06/24	--	4,785,342.95	4,776,366.66	08/06/24
37	416000165	LO	Plainfield	IN	Actual/360	4.600%	17,026.95	10,143.20	0.00	N/A	11/01/24	--	4,298,529.32	4,288,386.12	08/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
38	302980038	MF	Midland	TX	Actual/360	4.780%	16,994.01	9,178.85	0.00	N/A	12/01/24	--	4,128,657.89	4,119,479.04	08/01/24
39	860925326	MH	Circleville	OH	Actual/360	4.330%	15,131.65	9,700.08	0.00	N/A	11/11/24	--	4,058,253.72	4,048,553.64	07/11/24
40	302980040	LO	Seattle	WA	Actual/360	4.750%	3,561.51	20,173.44	0.00	N/A	11/05/24	--	870,726.28	850,552.84	08/05/24
41	440000441	SS	Carrollton	TX	Actual/360	4.526%	14,044.59	8,317.59	0.00	N/A	12/01/24	--	3,603,588.47	3,595,270.88	08/01/24
42	300571194	RT	Sherman	TX	Actual/360	4.610%	15,180.71	3,824,122.96	0.00	N/A	11/06/24	08/06/24	3,824,122.96	0.00	08/06/24
43	410926216	MF	Woodhaven	MI	Actual/360	4.150%	12,396.30	8,506.14	0.00	N/A	11/11/24	--	3,468,844.86	3,460,338.72	08/11/24
44	410926329	98	Concord	NH	Actual/360	4.270%	13,400.03	3,644,337.98	0.00	N/A	08/11/24	--	3,644,337.98	0.00	08/11/24
45	300571195	MF	Houston	TX	Actual/360	4.858%	14,509.10	3,468,355.99	0.00	N/A	08/06/24	--	3,468,355.99	0.00	08/06/24
46	300571191	RT	Hoover	AL	Actual/360	4.700%	13,966.18	7,816.61	0.00	N/A	11/06/24	--	3,450,805.41	3,442,988.80	08/06/24
48	302980048	OF	Memphis	TN	Actual/360	4.700%	13,833.56	7,689.91	0.00	N/A	12/01/24	--	3,418,038.52	3,410,348.61	08/01/24
49	300571184	MF	Washington Township MI		Actual/360	5.150%	14,744.39	3,324,761.67	0.00	N/A	08/06/24	--	3,324,761.67	0.00	08/06/24
51	302980051	MF	Cathedral City	CA	Actual/360	4.500%	11,639.91	7,006.11	0.00	N/A	11/05/24	--	3,003,848.93	2,996,842.82	08/05/24
52	820926169	RT	Savannah	GA	Actual/360	4.500%	13,950.00	0.00	0.00	N/A	11/11/24	--	3,600,000.00	3,600,000.00	07/11/24
53	416000169	RT	College Station	TX	Actual/360	4.520%	10,417.32	5,326.79	0.00	N/A	12/01/24	--	2,676,445.00	2,671,118.21	08/01/24
54	301741013	MF	Pasadena	TX	Actual/360	4.550%	10,518.87	5,035.97	0.00	N/A	10/06/24	--	2,684,717.93	2,679,681.96	08/06/24
55	300571189	RT	Mount Prospect	IL	Actual/360	4.730%	10,870.51	4,154.67	0.00	N/A	11/06/24	--	2,668,883.38	2,664,728.71	08/06/24
56	416000164	RT	Bay City	MI	Actual/360	4.670%	7,096.81	4,015.17	0.00	N/A	11/01/24	--	1,764,766.27	1,760,751.10	08/01/24
57	302980057	MH	Milwaukee	WI	Actual/360	4.780%	7,313.29	3,679.31	0.00	N/A	11/05/24	--	1,776,747.30	1,773,067.99	08/05/24
58	302980058	MF	Seattle	WA	Actual/360	4.500%	6,326.04	3,807.67	0.00	N/A	11/05/24	--	1,632,526.04	1,628,718.37	08/05/24
Totals							2,259,447.01	132,450,156.70	0.00				585,582,558.28	453,132,401.58
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	17,508,154.82	3,837,699.53	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,106,966.64	2,153,259.26	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,922,560.19	8,718,876.82	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	3,568,119.00	3,162,856.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,051,661.64	1,109,232.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	4,119,335.84	4,336,451.92	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	3,202,613.79	3,147,791.59	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,044,205.78	130,389.90	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	928,629.00	512,651.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	528,564.92	149,918.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	940,106.00	461,752.91	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	219,274.02	(43,161.66)	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,077,162.90	403,635.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	972,946.02	240,898.42	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	722,537.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	393,579.05	0.00	--	--	--	0.00	37,021.65	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	843,924.00	405,347.00	01/01/24	06/30/24	--	0.00	0.00	24,587.10	24,587.10	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1,028,904.94	269,381.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	773,579.88	188,655.60	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	367,479.00	0.00	--	--	--	0.00	0.00	13,671.00	13,671.00	0.00	0.00
53	229,317.33	73,425.21	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	305,355.23	226,089.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	203,134.04	185,522.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	167,986.70	17,842.11	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	58,226,097.73	29,688,514.20				0.00	37,021.65	38,258.10	38,258.10	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
16	300571187	13,526,028.38	Payoff Prior to Maturity	0.00	0.00
Totals		13,526,028.38		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,526,028.38	4.450502%	4.409041%	3
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,231,831.17	4.480792%	4.441044%	3
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,385,036.32	4.485794%	4.446224%	4
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	100,000,000.00	4.484713%	4.445316%	5
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.389912%	4.352502%	6
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390088%	4.352677%	7
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390286%	4.352874%	8
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390459%	4.353047%	9
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390632%	4.353219%	10
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390814%	4.353401%	11
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.390984%	4.353570%	12
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.391164%	4.353749%	13
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
39	860925326	07/11/24	0	A	24,587.10	24,587.10	0.00		4,058,253.72
52	820926169	07/11/24	0	A	13,671.00	13,671.00	0.00		3,600,000.00
Totals					38,258.10	38,258.10	0.00		7,658,253.72
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		453,132,402	453,132,402		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-24	453,132,402	453,132,402	0	0	0	0
Jul-24	585,582,558	585,582,558	0	0	0	0
Jun-24	595,938,042	595,938,042	0	0	0	0
May-24	604,390,056	604,390,056	0	0	0	0
Apr-24	708,927,559	708,927,559	0	0	0	0
Mar-24	709,994,058	709,994,058	0	0	0	0
Feb-24	711,188,894	711,188,894	0	0	0	0
Jan-24	712,246,650	712,246,650	0	0	0	0
Dec-23	713,300,316	713,300,316	0	0	0	0
Nov-23	714,416,541	714,416,541	0	0	0	0
Oct-23	715,461,819	715,461,819	0	0	0	0
Sep-23	716,569,955	716,569,955	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	790922399	39,897,298.35	4.50000%	39,897,298.35 4.50000%		10	05/07/20	05/11/20	06/11/20
11	416000168	19,211,272.44	4.40000%	19,211,272.44 4.40000%		10	05/11/20	05/11/20	06/11/20
37	416000165	0.00	4.60000%	0.00	4.60000%	10	07/02/21	11/01/20	--
Totals		59,108,570.79		59,108,570.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	416000167 04/17/19	11,451,708.80	13,800,000.00	14,134,454.84	3,355,426.23	14,134,454.84	10,779,028.61	672,680.19	0.00	105,039.83	567,640.36	4.65%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,451,708.80	13,800,000.00	14,134,454.84	3,355,426.23	14,134,454.84	10,779,028.61	672,680.19	0.00	105,039.83	567,640.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	416000167	12/17/20	0.00	0.00	567,640.36	0.00	0.00	(105,039.83)	0.00	0.00	567,640.36
		04/17/19	0.00	0.00	672,680.19	0.00	0.00	672,680.19	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	567,640.36	0.00	0.00	567,640.36	0.00	0.00	567,640.36

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29